Borrowings - Financial borrowings - Narrative (Details) $ in Thousands, € in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Oct. 28, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	May 31, 2024 EUR (€) tranche	Dec. 31, 2023 USD ($)	Jul. 29, 2022 USD ($)	Apr. 16, 2021 USD ($)	Feb. 28, 2014
Borrowings
Borrowings	$ 1,095,218			$ 1,158,071			$ 1,333,237
Toscana
Borrowings
Nominal value	104,900	€ 89.3
Lenders disbursed	$ 116,800	€ 99.4		92,900	€ 89.4
Percentage of loan related to investment plan	80.00%	80.00%
Secured loans	$ 56,400	€ 48.0
Armenia International Airports C.J.S.C. | PDS Chairman
Borrowings
Secured loans									$ 600
CAIT
Borrowings
Borrowings	17,000	€ 14.5		$ 17,000	€ 14.5
Existing financial debt | Toscana
Borrowings
Nominal value | €						€ 96.2
Number of tranches | tranche						2
Investment plan | Toscana
Borrowings
Nominal value | €						€ 60.2
Number of tranches | tranche						2
Working capital | Toscana
Borrowings
Nominal value | €						€ 20.0
Credit Facility Agreement With BNDES And CAIXA | Inframerica Concessionaria do Aeroporto de Brasilia
Borrowings
Maximum percentage of net profits for dividend payment requiring pre-authorization										25.00%
Aeropuertos Argentina 2000 S.A.("AA2000")
Borrowings
Borrowings								$ 10,000
Puerta del Sur S.A ("PDS") | Armenia International Airports C.J.S.C.
Borrowings
Secured loans									900
Puerta del Sur S.A ("PDS") | Banco de la Repblica Oriental del Uruguay
Borrowings
Borrowings									$ 10,000
TCU S.A. | Loan from Banco BBVA Uruguay
Borrowings
Lenders disbursed	6,700
Borrowings			$ 13,400
Remaining borrowing facilities	$ 6,700